Common Stock - Additional Information (Detail) (USD $)	1 Months Ended						6 Months Ended		12 Months Ended		49 Months Ended	55 Months Ended						12 Months Ended	1 Months Ended				12 Months Ended			1 Months Ended
	Mar. 31, 2012	Feb. 29, 2012	Dec. 31, 2011	Oct. 31, 2011	Sep. 30, 2011	Aug. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012	Jun. 29, 2012	Mar. 21, 2012	Feb. 13, 2012	Jan. 30, 2012	Jan. 13, 2012	Dec. 31, 2010 New World Petroleum Investments	Aug. 31, 2011 North American Gold Corporation	Jun. 30, 2011 North American Gold Corporation	Jan. 31, 2011 Transaction 01 New World Petroleum Investments	Jan. 31, 2011 Transaction 02 New World Petroleum Investments	Dec. 31, 2008 Private Placement Transaction 01	Dec. 31, 2008 Private Placement Transaction 02	Dec. 31, 2008 Private Placement Transaction 03	Apr. 30, 2011 Common Stock New World Petroleum Investments	Apr. 30, 2011 Warrant New World Petroleum Investments
Equity Note [Line Items]
Number of common stock shares issued						300,000													125,000				60,000,000	32,699,920	22,600,000
Shares Issued, per share																				$ 1.00			$ 0.00005	$ 0.00075	$ 0.0025
Cash proceed from common stock	$ 250,000	$ 300,000	$ 200,000	$ 200,000	$ 200,000		$ 550,000	$ 400,000	$ 1,100,000	$ 300,000	$ 1,484,025	$ 2,034,025											$ 3,000	$ 24,525	$ 56,500
Units issued in private placement																		6,000,000	100,000	100,000	3,000,000	3,000,000
Number of common stock in each unit																		1	1	1	1
Common stock, par value			$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001		$ 0.001
Number of warrant in each unit																		1	1	1	1
Warrant exercise price																		0.0625	1.20	1.20	0.0625
Warrant exercise period																		3 years
Cash proceeds from issuance of units																		300,000	100,000	100,000	150,000	150,000
Fair value of warrants																		46,500	44,000	15,467		46,000
Warrant Expiration date																			Aug. 29, 2014	Jun. 30, 2014	Jan. 03, 2014
Redemption of Common Stock and Warrants owned by New World																										12,000,000	12,000,000
Fair value of common stock						303,000	79,300		429,250										126,250
Repayment in connection with the Option Agreement																			125,000
Number of common stock shares issued	625,000	625,000	273,972	204,081	238,095
Payment to consultant upon execution of agreement				15,000
Monthly payment to consultant through term of agreement				5,000
One-time grant of restricted shares				150,000
Common stock, fair market value				$ 124,500
Agreement term				1 year
Number of days prior to the end of the annual period agreement must be cancelled in writing or it will be automatically renewed				30 days